Property Plant and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property Plant and Equipment
6.	PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Equipment and machinery	Organoclay plant	Other	Total
	$	$	$	$	$	$
Cost
As at December 31, 2016	386	2,141	5,156	11,495	382	19,560
Additions	-	2	805	-	254	1,061
Write down	-	-	(399)	-	-	(399)
As at December 31, 2017	386	2,143	5,562	11,495	636	20,222
Additions	-	-	624	-	187	811
Disposals	-	-	(1,120)	(24)	-	(1,144)
As at December 31, 2018	386	2,143	5,066	11,471	823	19,889

	Land	Buildings	Equipment and machinery	Organoclay plant	Other	Total
	$	$	$	$	$	$
Accumulated depreciation
As at December 31, 2016	-	76	447	431	104	1,058
Depreciation for the year	-	107	366	575	76	1,124
Disposition	-	-	(30)	-	-	(30)
As at December 31, 2017	-	183	783	1,006	180	2,152
Depreciation for the year	-	107	406	576	121	1,210
Disposals	-	-	(476)	-	-	(476)
Impairment	-	545	1,146	9,889	-	11,580
As at December 31, 2018	-	835	1,859	11,471	301	14,466

	Land	Buildings	Equipment and machinery	Organoclay plant	Other	Total
	$	$	$	$	$	$
Net book value
As at December 31, 2017	386	1,960	4,779	10,489	456	18,070
As at December 31, 2018	386	1,308	3,207	-	522	5,423